Quarterly Report
September 30, 2019
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 0.9%
United Technologies Corp.	3,445	$470,311
Airlines – 0.8%
Aena S.A.	2,294	$420,058
Alcoholic Beverages – 3.8%
Ambev S.A., ADR	94,016	$434,354
Diageo PLC	9,823	402,555
Kweichow Moutai Co. Ltd., “A”	3,400	547,742
Pernod Ricard S.A.	3,045	542,308
		$1,926,959
Apparel Manufacturers – 5.9%
Adidas AG	2,111	$657,248
Burberry Group PLC	9,922	265,219
Compagnie Financiere Richemont S.A.	3,966	290,958
LVMH Moet Hennessy Louis Vuitton SE	1,854	736,873
NIKE, Inc., “B”	6,955	653,214
VF Corp.	4,347	386,839
		$2,990,351
Broadcasting – 0.4%
Walt Disney Co.	1,455	$189,616
Brokerage & Asset Managers – 2.9%
Blackstone Group, Inc.	11,237	$548,815
Charles Schwab Corp.	6,474	270,807
TD Ameritrade Holding Corp.	14,041	655,715
		$1,475,337
Business Services – 10.7%
Accenture PLC, “A”	5,727	$1,101,589
Brenntag AG	6,176	298,880
Cognizant Technology Solutions Corp., “A”	10,859	654,418
Compass Group PLC	12,642	325,335
Equifax, Inc.	2,488	349,987
Experian PLC	15,499	495,286
Fidelity National Information Services, Inc.	6,282	833,998
Fiserv, Inc. (a)	6,200	642,258
Intertek Group PLC	3,265	219,913
Verisk Analytics, Inc., “A”	2,835	448,327
		$5,369,991
Cable TV – 1.7%
Comcast Corp., “A”	18,582	$837,677
Chemicals – 1.3%
PPG Industries, Inc.	5,610	$664,841
Computer Software – 3.2%
Microsoft Corp.	11,693	$1,625,678
Computer Software - Systems – 1.4%
Apple, Inc.	3,212	$719,392

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.3%
Sherwin-Williams Co.	1,224	$673,041
Consumer Products – 5.2%
Colgate-Palmolive Co.	6,554	$481,785
Estee Lauder Cos., Inc., “A”	2,571	511,500
KOSE Corp.	2,700	455,723
L'Oréal	1,226	343,290
Reckitt Benckiser Group PLC	10,630	829,168
		$2,621,466
Electrical Equipment – 4.3%
Amphenol Corp., “A”	6,375	$615,188
Fortive Corp.	10,383	711,858
Mettler-Toledo International, Inc. (a)	580	408,552
TE Connectivity Ltd.	4,439	413,626
		$2,149,224
Electronics – 5.9%
Analog Devices, Inc.	5,401	$603,454
Samsung Electronics Co. Ltd.	14,166	577,972
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	22,754	1,057,606
Texas Instruments, Inc.	5,736	741,320
		$2,980,352
Food & Beverages – 4.0%
Chr. Hansen Holding A.S.	1,242	$105,417
Danone S.A.	5,817	512,418
Nestle S.A.	10,209	1,107,590
PepsiCo, Inc.	2,268	310,943
		$2,036,368
Food & Drug Stores – 0.7%
Sundrug Co. Ltd.	11,200	$352,185
Gaming & Lodging – 2.8%
Flutter Entertainment PLC	7,095	$663,870
Marriott International, Inc., “A”	6,152	765,124
		$1,428,994
General Merchandise – 1.2%
Dollarama, Inc.	16,562	$592,924
Health Maintenance Organizations – 0.6%
Cigna Corp.	1,966	$298,419
Insurance – 1.8%
Aon PLC	4,762	$921,780
Internet – 7.7%
Alibaba Group Holding Ltd., ADR (a)	3,988	$666,913
Alphabet, Inc., “A” (a)	1,468	1,792,634
Baidu, Inc., ADR (a)	5,907	607,003
NAVER Corp.	6,318	830,904
		$3,897,454
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	5,753	$562,759

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 3.5%
Daikin Industries Ltd.	5,000	$655,722
Nordson Corp.	5,810	849,771
Schindler Holding AG	1,080	241,527
		$1,747,020
Medical Equipment – 6.6%
Abbott Laboratories	7,930	$663,503
Becton, Dickinson and Co.	2,827	715,118
Danaher Corp.	2,477	357,753
Thermo Fisher Scientific, Inc.	2,960	862,159
Waters Corp. (a)	3,182	710,318
		$3,308,851
Other Banks & Diversified Financials – 5.6%
Credicorp Ltd.	1,709	$356,224
HDFC Bank Ltd.	42,990	744,588
Julius Baer Group Ltd.	7,297	323,304
Mastercard, Inc., “A”	1,909	518,427
Visa, Inc., “A”	5,051	868,823
		$2,811,366
Pharmaceuticals – 4.1%
Bayer AG	10,897	$768,335
Elanco Animal Health, Inc. (a)	11,655	309,907
Roche Holding AG	2,777	808,156
Zoetis, Inc.	1,446	180,157
		$2,066,555
Printing & Publishing – 1.2%
Moody's Corp.	2,924	$598,923
Railroad & Shipping – 2.2%
Adani Ports and Special Economic Zone Ltd.	52,824	$308,549
Union Pacific Corp.	5,047	817,513
		$1,126,062
Restaurants – 0.9%
Starbucks Corp.	5,282	$467,034
Specialty Chemicals – 4.1%
Croda International PLC	6,689	$399,708
Ecolab, Inc.	2,658	526,390
Kansai Paint Co. Ltd.	24,600	574,980
Sika AG	2,292	335,286
Symrise AG	2,177	211,561
		$2,047,925
Specialty Stores – 1.5%
TJX Cos., Inc.	13,110	$730,751
Total Common Stocks		$50,109,664
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.09% (v)	311,269	$311,269

Other Assets, Less Liabilities – 0.1%		63,403
Net Assets – 100.0%		$50,484,336

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $311,269 and $50,109,664, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,042,011	$—	$—	$30,042,011
Switzerland	3,106,820	—	—	3,106,820
United Kingdom	2,937,185	—	—	2,937,185
France	2,134,889	—	—	2,134,889
Japan	1,463,630	574,980	—	2,038,610
Germany	1,936,024	—	—	1,936,024
China	1,821,658	—	—	1,821,658
South Korea	—	1,408,876	—	1,408,876
Taiwan	1,057,606	—	—	1,057,606
Other Countries	3,625,985	—	—	3,625,985
Mutual Funds	311,269	—	—	311,269
Total	$48,437,077	$1,983,856	$—	$50,420,933
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$298,797	$7,289,120	$7,276,673	$7	$18	$311,269
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,748	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2019, are as follows:
United States	60.3%
Switzerland	6.2%
United Kingdom	5.8%
France	4.2%
Japan	4.0%
Germany	3.8%
China	3.6%
South Korea	2.8%
Taiwan	2.1%
Other Countries	7.2%